Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Comprehensive Income - Parent Company [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest and fees income
Interest income on debt securities		¥ 621,472
Interest on deposits with banks	11,254	20,593
Total interest and fees income	11,254	642,065
Realized gains/(losses) on sales of investments, net	(5,691,380)	2,889,427
Other (losses)/gains, net	987,920	(22)
Total non-interest income	(4,703,460)	2,889,405
Operating expenses
Employee compensation and benefits	(892,811)	(620,748)
Other expenses	(3,421,797)	(3,388,044)
Total operating expenses	(4,314,608)	(4,008,792)
Losses before income tax expense	(9,006,814)	(477,322)
Net losses	(9,006,814)	(477,322)
Other comprehensive income
Foreign currency translation adjustment	6,457,187	23,937,221
Comprehensive income/ (losses)	¥ (2,549,627)	¥ 23,459,899